Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The following is a summary of the significant components of deferred tax assets:

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Operating loss carryforwards	2,182	1,678
Research and development costs capitalized for tax purposes	161	423
Payroll and related payables	1	7
Lease liability	—	9
Total deferred tax assets	2,344	2,117

Right of use asset- deferred tax liability	—	(19)

Total deferred tax assets, net	2,344	2,098
Valuation allowance for deferred tax assets	(2,344)	(2,098)

Deferred tax assets, net of valuation allowance	—	—

Schedule of Composition of Loss from Continuing Operations Before Income Taxes
	For the year ended December 31	For the year ended December 31
	2024	2023
	US Dollars (In thousands)
Loss from continuing operations before income taxes:
US	282	346
Israel	1,617	4,563

	1,899	4,909

Schedule of Statutory Income Tax Expense (Benefit) to Actual Income Tax Expense	Reconciliation between the theoretical income tax expense, assuming all income is taxed at the federal statutory income tax rate applicable to income of the Parent Company and the actual income tax expense as reported in the statements of operations is as follows:

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Loss before income taxes as reported in the statements of operations	(1,899)	(4,909)

Statutory tax rate	21%	21%

Theoretical income tax benefit on the above amount at the US federal statutory income tax rate	(399)	(1,031)

Additional tax (tax savings) in respect of:

Nondeductible expenses	113	389
Differences in tax rates between statutory tax and income tax of the Subsidiary*	(33)	(91)
Change in valuation allowance	246	644
Effect of currency exchange differences	60	87
Other	13	2

Actual taxes on income	—	—

(*)	The Subsidiary operates in Israel in a tax jurisdiction with a corporate income tax rate of 23%.

Schedule of Roll forward of Valuation Allowance

US Dollars (In thousands)
Balance on January 1, 2023	1,454
Change in valuation allowances - Income tax expense	644

Balance on December 31, 2023	2,098
Change in valuation allowances - Income tax expense	246

Balance on December 31, 2024	2,344